                      SEMIANNUAL REPORT / JUNE 30, 1999


                            AIM FLOATING RATE FUND


                                [COVER IMAGE]


                           [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

         --------------------------------------------------------------

                SAILBOATS AROUND THE PENINSULA BY PETER SICKLES

         SAILBOATS GLIDE MAJESTICALLY ON A PLACID OCEAN ON THEIR WAY TO

            A FRIENDLY PORT. WHETHER THE ECONOMIC WATERS ARE CALM OR

           TURBULENT, AIM FLOATING RATE FUND ENDEAVORS TO BE A STABLE

          INVESTMENT VEHICLE FOR SHAREHOLDERS WHILE TRANSPORTING THEM

                        TO THEIR FINANCIAL DESTINATION.

         --------------------------------------------------------------

For shareholders who seek a high level of current income and preservation of capital consistent with investing in senior secured floating rate corporate loans and senior secured debt securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Floating Rate Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Had the manager not absorbed fund expenses in the past, total returns would be lower.
o When sales charges are included in performance figures, performance reflects the maximum applicable early withdrawal charge. The early withdrawal charge declines from 3% beginning at the time of purchase to 0% at the beginning of the fifth year.
o The 30-day distribution rate is calculated by dividing the annualized sum of the previous 30 days' dividends declared by the offering price per share on the last day of the period.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o The fund invests primarily in higher-yielding, lower-rated senior secured floating rate corporate loans and other debt obligations that are subject to the risk of nonpayment of scheduled interest or principal payments, which may cause the fund to experience a decline in net asset value per share. Prepayment of principal by borrowers may require the fund to replace its investment with a lower-yielding security that may adversely affect the net asset value of the fund.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The London InterBank Offered Rate (LIBOR) is the interest rate the world's most creditworthy banks charge one another for large loans. It is used worldwide as a base interest rate for loans made to major commercial and industrial corporations.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS
           NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
          CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK
                 THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                             AIM FLOATING RATE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
   [PHOTO OF        many of your minds may be, "How will the year 2000 computer
   Charles T.       issue affect AIM and my investments?" We would like you to
     Bauer,         feel comfortable. We are pleased to be able to report to you
  Chairman of       that as of June 1999 we achieved a major milestone toward
  the Board of      year 2000 compliance status: we have successfully completed
   THE FUND         the testing of all of our mission-critical systems.
  APPEARS HERE]         Earlier this year, AIM participated in an industrywide
                    test that gave us a chance to see how our technology systems might be affected by the changeover to the year 2000 (Y2K).
                    Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.
    During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. Now that we have finished adjusting our applications and systems, our focus for the rest of 1999 is to continue monitoring the year 2000 readiness status of outside sources we're linked to electronically. On the investment side, our portfolio management staff is continually evaluating the Y2K preparedness of the domestic and foreign companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if necessary. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our automated AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
A I M Advisors, Inc.

                             ----------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                             ----------------------

PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED AIM'S YEAR 2000 READINESS DISCLOSURE.

                             AIM FLOATING RATE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



FUND PROVIDES SOLID INCOME WHILE MAINTAINING PRICE STABILITY

DURING THE REPORTING PERIOD, BONDS WERE IN THE DOLDRUMS WHILE STOCKS WERE VOLATILE. HOW DID AIM FLOATING RATE FUND PERFORM?
The fund, which invests primarily in senior secured floating rate loans, provided solid income while maintaining relatively stable net asset value per share. As of June 30, 1999, the fund's 30-day effective yield was 6.76%. By comparison, the six-month London InterBank Offered Rate (LIBOR) was 5.65%.
    During the reporting period, net asset value per share was confined to a relatively narrow range of $9.82 to $9.85, extending the fund's record of share-price stability as shown on the accompanying chart. While the fund attempts to maintain a relatively stable net asset value, floating-rate investments should not be confused with money-market funds, and the fund's net asset value will most likely not be as stable as that of a money-market fund.
    Excluding sales charges, cumulative total return for the reporting period was 3.14%. During the six months since our last report, the fund's net assets increased from $288 million to $357 million.

WHAT WERE SOME OF THE MAJOR TRENDS IN FINANCIAL MARKETS?
Stocks sizzled while bonds fizzled. Bonds generally performed poorly because of heightened concerns that the Federal Reserve Board (the Fed) would raise interest rates to slow economic growth and combat inflation, which rose dramatically in April. As bond prices fell, the yield of the benchmark 30-year U.S. Treasury bond soared from 5.09% at the beginning of the reporting period to 6.16% on June 24, its highest level since 1997.
    Speculation regarding the extent of a possible Fed tightening did not end until June 30, when the central bank raised the federal funds rate from 4.75% to 5%. At the same time, the Fed announced that it had shifted from a tightening to a neutral bias, indicating that it planned no further rate hikes in the near future. That started a "relief rally" in the bond market, dropping the yield on the 30-year Treasury to 5.97% at the close of the reporting period.
    Only a few bond classes, such as high-yield corporate bonds and emerging-market debt, posted gains for the reporting period. Lower-rated bonds outpaced higher-rated bonds, and shorter-term securities outperformed longer-term securities.
   The weakness in the bond market periodically created volatility in the stock market. However, stocks posted solid gains for the period. There was a significant shift in market leadership from large-cap growth stocks to mid- and small-cap stocks and to value stocks.

IN A RISING-INTEREST-RATE ENVIRONMENT, WHY WERE SENIOR SECURED FLOATING RATE LOANS RELATIVELY MORE STABLE IN PRICE THAN OTHER ASSET CLASSES?
The interest rates on these loans, made by banks and financial institutions to corporations, are adjusted periodically, usually every 30 to 60 days, to correspond with the underlying LIBOR contract.

                       -----------------------------------

                       A TOTAL OF 76 COMPANIES, REPRESENT-

                        ING A BROAD RANGE OF INDUSTRIES,

                       WERE REPRESENTED IN THE PORTFOLIO.

                       -----------------------------------


================================================================================
FUND VS. LIBOR

As of 6/30/99

30-Day                   6.76%
Distribution
Rate

LIBOR                    5.65%
================================================================================


--------------------------------------------------------------------------------

RELATIVE PRICE STABILITY

5/1/97-6/30/99

--------------------------------------------------------------------------------
5/1/97   10              4/98     10.01

6/97     10              5/98     10

7/97     10              6/98     10

8/97     10.01           7/98     10

9/97     10.01           8/98     10

10/97    10.02           9/98     9.89

11/97    10.02           10/98    9.85

12/97    10.02           11/98    9.82

1/98     10.02           12/98    9.84

2/98     10.02           3/99     9.83

3/98     10.01           6/99     9.82
================================================================================

Source: Towers Data Systems HYPO(C). There is no guarantee that the fund will maintain a constant net asset value. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

================================================================================


          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


    Consequently, the value of these loans, in comparison to investments with fixed interest rates, is less susceptible to fluctuations in the prevailing interest-rate environment. The senior status of these loans also helps to maintain their market price.

HOW ARE LOANS SELECTED FOR THE PORTFOLIO?
In evaluating a loan, we conduct an extensive credit analysis of the company. This analysis includes an assessment of the company's management, the corporation's position within its particular industry, the company's prospects, its dependence on various markets worldwide, its financial sponsor and its overall financial flexibility.
    Once this process is completed, we analyze the loan to assess its value relative to similar types of investments and to determine how well it might trade in the market. If our overall assessment is favorable, we will then decide to buy the loan.

WHAT IS THE PRIMARY RISK ASSOCIATED WITH SENIOR SECURED FLOATING RATE LOANS, AND WHAT STEPS DO YOU TAKE TO REDUCE IT?
The main risk is credit risk. Most of these loans are below investment-grade quality as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service (Moody's), two widely known credit-rating agencies. In addition to thoroughly analyzing loans before including them in the portfolio, we monitor them closely as long as they form part of the fund's holdings.
    Senior secured floating rate loans typically are not publicly traded, but instead are placed privately with institutional investors. Consequently, we sign confidentiality agreements for each financing. We get information, such as financial reports, directly from the companies represented in the portfolio, usually on a monthly basis.
    Additionally, the borrower is generally bound by an agreement with rigorous stipulations. As a result, if a company develops a problem in meeting its debt obligation, we can react quickly to resolve the problem, usually well before it reaches the default stage.
    While past performance cannot guarantee comparable future results, the default rate on these loans has historically been relatively low. In most instances, these loans carry the highest priority claim on the company's assets and earnings and are backed by collateral such as stock, property or equipment, which can be sold to meet debt obligations.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
A total of 76 companies, representing a broad range of industries, were represented in the portfolio. The top holding was Starwood Hotels & Resorts, one of the world's largest hotel operators. Other holdings included Wyndam International, another major hotel chain; Capstar Radio Broadcasting Partners, one of the nation's largest radio broadcasting companies; and 20th Century Plastics, a direct marketer of office and photography products.

WHAT IS YOUR OUTLOOK?
In the United States, economic fundamentals are sound. Economic growth is strong, corporate earnings are solid and the country enjoys nearly full employment. Although there is still some question about the Fed's future actions, inflation remains low. If such an environment prevails, it could bode well for all types of investments, including senior secured floating rate loans.
    Bond and stock markets remain fairly volatile, a trend that is likely to continue. We believe that stock- and bond-market volatility could make senior secured floating rate loans even more attractive to investors seeking a steady source of income and share-price stability.


PORTFOLIO COMPOSITION

As of 6/30/99, based on total net assets

===========================================================================================================
TOP 10 HOLDINGS                                             TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------------
 1. Starwood Hotels & Resorts Worldwide, Inc.    2.80%       1. Telephone Systems                    7.02%
 2. Wyndam International, Inc.                   2.80        2. Media Broadcasting                   6.99
 3. Capstar Radio Broadcasting Partners, Inc.    2.78        3. Lodging                              5.36
 4. Lyondell Petrochemical Co.                   2.21        4. Household Products                   5.09
 5. 20th Century Plastics, Inc.                  2.04        5. Real Estate Investment Trust         4.21
 6. Ferrellgas, L.P.                             1.96        6. Chemicals-Commodity                  4.18
 7. Coinmach Corp.                               1.93        7. Health Care Providers                3.99
 8. Formax, Inc.                                 1.93        8. Industrial & Commercial Services     3.96
 9. United Industries Co.                        1.68        9. Media Publishing                     3.89
10. RSP Manufacturing                            1.66       10. Containers & Packaging               3.52

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===========================================================================================================


          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
SENIOR SECURED FLOATING
RATE INTERESTS-92.96%(a)(b)

AEROSPACE & DEFENSE-2.80%

Fairchild Corp.
  Term Loan due 04/30/06      Ba3        $ 5,000,000   $  5,010,415
-------------------------------------------------------------------
Transtar Metals
  Term Loan B due
    01/20/06                  NR           4,991,071      4,966,116
-------------------------------------------------------------------
                                                          9,976,531
-------------------------------------------------------------------

AIR FREIGHT-COURIERS-0.71%

Atlas Freighter Leasing,
  Inc. A137
  Term Loan due 05/29/04      Ba3          2,551,622      2,546,837
-------------------------------------------------------------------

APPAREL & TEXTILE
  MANUFACTURING-1.40%

Glenoit Corp.
  Term Loan B due
    06/30/04                  NR           5,000,000      4,984,375
-------------------------------------------------------------------

AUTOMOBILE PARTS &
  EQUIPMENT-2.21%

Avis Rent A Car, Inc.
  Term Loan B due
    06/30/06                  Ba3          2,500,000      2,493,750
-------------------------------------------------------------------
  Term Loan C due
    06/30/07                  Ba3          2,500,000      2,493,750
-------------------------------------------------------------------
Joan Fabrics Corp.
  Term Loan B due
    06/30/05                  B1           1,899,486      1,899,460
-------------------------------------------------------------------
  Term Loan C due
    06/30/06                  B1             985,610        985,610
-------------------------------------------------------------------
                                                          7,872,570
-------------------------------------------------------------------

BUILDING MATERIALS-0.93%

Atrium Co.
  Term Loan B due
    06/30/05                  Ba3          1,360,556      1,360,556
-------------------------------------------------------------------
  Term Loan C due
    06/30/06                  Ba3          1,949,444      1,949,444
-------------------------------------------------------------------
                                                          3,310,000
-------------------------------------------------------------------

CASINOS-1.77%

Aladdin Gaming, L.L.C.
  Term Loan B due
    08/26/06                  B2             277,778        258,333
-------------------------------------------------------------------
  Term Loan C due
    02/26/08                  B2           2,222,222      2,066,667
-------------------------------------------------------------------
Resort at Summerlin, Inc.
  (The)
  Term Loan due 03/31/04      B1           4,000,000      3,980,000
-------------------------------------------------------------------
                                                          6,305,000
-------------------------------------------------------------------

CHEMICALS-COMMODITY-4.18%

Huntsman Corp.
  Term Loan B due
    06/30/04                  Ba2          3,442,437      3,425,225
-------------------------------------------------------------------
Lyondell Petrochemical
  Co.
  Term Loan A due
    07/31/03                  Ba1          2,958,187      2,936,343
-------------------------------------------------------------------
  Term Loan B due
    07/30/05                  Ba1          4,946,593      4,952,777
-------------------------------------------------------------------
Sterling Pulp Chemicals (SASK) Ltd.
  Term Loan B due
    06/27/05                  NR           3,608,598      3,590,555
-------------------------------------------------------------------
                                                         14,904,900
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
CHEMICALS-SPECIALTY-0.68%

Ethyl Corp.
  Term Loan due 12/15/99      Ba1        $ 2,442,307   $  2,442,307
-------------------------------------------------------------------

COAL-0.89%

Centennial Resources(c)
  Term Loan A due
    03/07/02                  NR             850,000        127,500
-------------------------------------------------------------------
  Term Loan B due
    03/07/04                  NR           1,966,666        295,000
-------------------------------------------------------------------
P&L Coal Holdings
  Corp./Peabody
  Term Loan B due
    06/09/06                  Ba2          2,769,231      2,770,386
-------------------------------------------------------------------
                                                          3,192,886
-------------------------------------------------------------------

COMMUNICATIONS
  TECHNOLOGY-2.08%

Intesys Technologies Inc.
  Term Loan B due
    09/30/06                  NR           7,470,000      7,413,975
-------------------------------------------------------------------

COMPUTERS-1.38%

GENICOM Corp.
  Term Loan due 09/30/99      B2             360,124        356,523
-------------------------------------------------------------------
  Term Loan B due
    09/05/04                  NR           4,812,500      4,571,875
-------------------------------------------------------------------
                                                          4,928,398
-------------------------------------------------------------------

CONGLOMERATE-0.70%

Western Industries, Inc.
  Term Loan B due
    06/23/06                  NR           2,500,000      2,487,500
-------------------------------------------------------------------

CONSUMER SERVICES-3.09%

Coinmach Corp.
  Term Loan B due
    06/30/06                  BB           6,897,613      6,897,613
-------------------------------------------------------------------
Renters Choice, Inc.
  Term Loan B due
    02/05/06                  NR           1,865,625      1,862,515
-------------------------------------------------------------------
  Term Loan C due
    02/05/07                  NR           2,280,208      2,276,407
-------------------------------------------------------------------
                                                         11,036,535
-------------------------------------------------------------------

CONTAINERS &
  PACKAGING-3.52%

Graham Packaging Co. L.P.
  Term Loan B due
    01/30/06                  B1           1,346,680      1,347,801
-------------------------------------------------------------------
  Term Loan C due
    01/30/07                  B1           1,412,679      1,413,855
-------------------------------------------------------------------
  Term Loan D due
    01/30/07                  B1           3,061,267      3,064,733
-------------------------------------------------------------------
Kerr Group, Inc.
  Term Loan B due
    03/31/06                  NR           2,000,000      2,005,000
-------------------------------------------------------------------
Packaging Corp. America
  Term Loan B due
    04/05/07                  NR           2,345,041      2,360,432
-------------------------------------------------------------------
  Term Loan C due
    04/05/08                  NR           2,345,041      2,360,432
-------------------------------------------------------------------
                                                         12,552,253
-------------------------------------------------------------------

COSMETICS-PERSONAL
  CARE-0.32%

American Safety Razor Co.
  Term Loan B due
    02/05/05                  NR           5,000,000      1,151,917
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
ELECTRICAL COMPONENTS &
  EQUIPMENT-1.66%

RSP Manufacturing
  Term Loan B due
    06/30/04                  NR         $ 2,875,461   $  2,859,287
-------------------------------------------------------------------
  Term Loan C due
    11/30/04                  NR           3,092,172      3,076,711
-------------------------------------------------------------------
                                                          5,935,998
-------------------------------------------------------------------

FACTORY EQUIPMENT-1.93%

Formax, Inc.
  Term Loan B due
    09/30/05                  NR           6,882,043      6,873,466
-------------------------------------------------------------------

FINANCIAL
  INSTITUTION-1.33%

Amresco Inc.
  Term Loan B due
    08/12/03                  B1           5,000,000      4,750,000
-------------------------------------------------------------------

FINANCIAL SERVICES-1.40%

  Bridge Information Systems, Inc.
  Term Loan B due
    05/14/05                  NR           5,000,000      5,003,125
-------------------------------------------------------------------

FOOD-0.53%

New World Pasta Co.
  Term Loan B due
    01/31/06                  NR           1,866,667      1,877,555
-------------------------------------------------------------------

HEALTH CARE
  PROVIDERS-3.99%

Community Health Systems,
  Inc.
  Term Loan D due
    12/31/05                  NR           4,948,452      4,940,203
-------------------------------------------------------------------
Genesis Health Ventures,
  Inc.
  Term Loan B due
    09/30/04                  Ba3          1,197,505      1,135,633
-------------------------------------------------------------------
  Term Loan C due
    06/30/05                  Ba3          1,194,710      1,132,982
-------------------------------------------------------------------
Mariner Post-Acute
  Network, Inc.
  Term Loan B due
    03/31/05                  B1           2,480,000      1,922,000
-------------------------------------------------------------------
  Term Loan C due
    03/31/06                  B1           2,480,000      1,922,000
-------------------------------------------------------------------
MedPartners, Inc.
  Term Loan B due
    06/08/01                  NR           1,705,839      1,637,606
-------------------------------------------------------------------
Multicare Companies, Inc.
  Term Loan B due
    09/30/04                  B1           1,228,125      1,166,719
-------------------------------------------------------------------
  Term Loan C due
    06/30/05                  B1             408,333        387,577
-------------------------------------------------------------------
                                                         14,244,720
-------------------------------------------------------------------

HOUSEHOLD FURNISHINGS-
  APPLIANCES-2.79%

Imperial Home Decor
 Group, Inc. (The)
  Term Loan B due
    03/13/05                  B1           3,300,000      3,260,813
-------------------------------------------------------------------
  Term Loan C due
    03/13/06                  B1           1,700,000      1,679,813
-------------------------------------------------------------------
Simmons Co., Inc.
  Term Loan B due
    10/29/05                  Ba2          1,424,490      1,429,832
-------------------------------------------------------------------
  Term Loan C due
    10/29/06                  Ba3          3,562,500      3,575,859
-------------------------------------------------------------------
                                                          9,946,317
-------------------------------------------------------------------

HOUSEHOLD PRODUCTS-5.09%

Boyds Collection, Ltd.
  (The)
  Term Loan B due
    04/01/06                  Ba3          1,638,889      1,636,157
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
HOUSEHOLD PRODUCTS-(CONTINUED)

Paint Sundry Brands Corp.
  Term Loan B due
    08/11/05                  NR         $ 1,698,153   $  1,691,785
-------------------------------------------------------------------
  Term Loan C due
    08/11/06                  NR           1,570,750      1,564,860
-------------------------------------------------------------------
20th Century Plastics,
  Inc.
  Term Loan B due
    10/05/05                  NR           3,966,667      3,877,417
-------------------------------------------------------------------
  Term Loan C due
    10/06/05                  NR           3,473,750      3,395,591
-------------------------------------------------------------------
United Industries Co.
  A252
  Loan B due 03/24/06         B1           5,985,000      6,009,939
-------------------------------------------------------------------
                                                         18,175,749
-------------------------------------------------------------------

INDUSTRIAL & COMMERCIAL
  SERVICES-3.96%

Century Maintenance
  Supply, Inc.
  Term Loan B due
    06/30/05                  NR           4,950,000      4,900,500
-------------------------------------------------------------------
Decision One Corp.
  Term Loan B due
    08/06/05                  B1           2,947,500      2,210,625
-------------------------------------------------------------------
Ferrellgas, L.P.
  Term Loan Series C due
    06/17/06                  NR           7,000,000      7,008,750
-------------------------------------------------------------------
                                                         14,119,875
-------------------------------------------------------------------

INDUSTRIAL
  TECHNOLOGY-1.12%

Thermadyne Holdings Corp.
  Term Loan B due
    05/22/05                  B1           1,985,000      1,989,963
-------------------------------------------------------------------
  Term Loan C due
    05/22/06                  B1           1,985,000      1,989,963
-------------------------------------------------------------------
                                                          3,979,926
-------------------------------------------------------------------

INSURANCE COMPANY-0.55%

Willis Corroon Corp.
  Term Loan C due
    02/19/08                  Ba2            970,000        973,031
-------------------------------------------------------------------
  Term Loan D due
    08/19/08                  Ba2            970,000        973,031
-------------------------------------------------------------------
                                                          1,946,062
-------------------------------------------------------------------

LEISURE & TOURISM-0.36%

Patriot American
  Hospitality, Inc.
  Term Loan B due
    06/30/99                  NR           1,293,529      1,293,529
-------------------------------------------------------------------

LODGING-5.36%

Extended Stay America,
  Inc.
  Term Loan B due
    12/31/03                  NR           5,000,000      4,975,000
-------------------------------------------------------------------
Interval International
  Corp.
  Term Loan B due
    12/16/05                  NR           2,098,438      2,093,191
-------------------------------------------------------------------
  Term Loan C due
    12/15/06                  NR           2,098,438      2,093,191
-------------------------------------------------------------------
Wyndam International,
  Inc.
  Term Loan B due
    06/30/06                  NR          10,000,000      9,975,000
-------------------------------------------------------------------
                                                         19,136,382
-------------------------------------------------------------------

MARINE
  TRANSPORTATION-1.40%

American Commercial Lines
  L.L.C.
  Term Loan B due
    06/30/06                  Ba2          2,105,981      2,106,859
-------------------------------------------------------------------
  Term Loan C due
    06/30/07                  Ba2          2,871,166      2,872,363
-------------------------------------------------------------------
                                                          4,979,222
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
MEDIA-BROADCASTING-6.99%

Capstar Radio
  Broadcasting Partners,
  Inc.
  Term Loan due 05/28/05      NR         $ 9,900,000   $  9,909,900
-------------------------------------------------------------------
Charter Communications Operating
  Term Loan B due
    03/18/08                  Ba3          5,000,000      5,008,595
-------------------------------------------------------------------
ComCorp Broadcasting,
  Inc.
  Term Loan B due
    06/30/07                  NR           2,500,000      2,500,000
-------------------------------------------------------------------
RCN Corp.
  Term loan due 06/03/07      B1           5,000,000      5,017,190
-------------------------------------------------------------------
White Knight
  Broadcasting, Inc.
  Term Loan B due
    06/30/07                  NR           2,500,000      2,500,000
-------------------------------------------------------------------
                                                         24,935,685
-------------------------------------------------------------------

MEDIA-PUBLISHING-3.89%

American Media, Inc.
  Term Loan B due
    05/06/07                  NR           4,000,000      4,015,000
-------------------------------------------------------------------
Enterprise Publishing Co.
  Term Loan due 06/30/05      NR           4,936,061      4,936,061
-------------------------------------------------------------------
21st Century Newspapers,
  Inc.
  Term Loan B due
    09/15/05                  Ba3          4,937,500      4,912,813
-------------------------------------------------------------------
                                                         13,863,874
-------------------------------------------------------------------

MEDICAL SUPPLIES-1.40%

Dade Behring, Inc.
  Term Loan B due
    06/30/06                  Ba3          2,500,000      2,493,750
-------------------------------------------------------------------
  Term Loan C due
    06/30/07                  Ba3          2,500,000      2,493,750
-------------------------------------------------------------------
                                                          4,987,500
-------------------------------------------------------------------

OFFICE EQUIPMENT-2.52%

EMED Co., Inc.
  Term Loan B due
    03/31/06                  NR           3,990,000      3,985,013
-------------------------------------------------------------------
Identity Group
  Term Loan B due
    05/07/07                  NR           5,000,000      4,993,750
-------------------------------------------------------------------
                                                          8,978,763
-------------------------------------------------------------------

PAPER PRODUCTS-0.70%

Pacifica Papers Inc.
  Term Loan B due
    03/12/06                  NR           2,500,000      2,512,500
-------------------------------------------------------------------

PHARMACEUTICALS-1.91%

Endo Pharmaceuticals,
  Inc.
  Term Loan B due
    06/30/04                  NR           2,452,381      2,440,119
-------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan C due
    04/30/05                  Ba3          4,428,678      4,406,534
-------------------------------------------------------------------
                                                          6,846,653
-------------------------------------------------------------------

POLLUTION CONTROL-WASTE
  MANAGEMENT-0.76%

Safety-Kleen Corp.
  Term Loan B due
    04/03/04                  B1           1,350,000      1,356,329
-------------------------------------------------------------------
  Term Loan C due
    04/03/05                  B1           1,350,000      1,356,329
-------------------------------------------------------------------
                                                          2,712,658
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
REAL ESTATE INVESTMENT
  TRUST-4.21%

Felcor Lodging Trust Inc.
  Term Loan due 03/31/04      Ba1        $ 5,000,000   $  5,009,375
-------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.
  Term Loan due 02/23/03      NR          10,000,000     10,004,170
-------------------------------------------------------------------
                                                         15,013,545
-------------------------------------------------------------------

RECREATION-OTHER-2.37%

American Ski Co. East
  Term Loan due 05/31/06      NR           1,414,286      1,386,000
-------------------------------------------------------------------
American Ski Co. West
  Term Loan due 05/31/06      NR           3,538,095      3,467,333
-------------------------------------------------------------------
KSL Recreation Group Inc.
  Revolving Credit due
    04/30/03                  B2           4,040,816      2,220,061
-------------------------------------------------------------------
  Term Loan A due
    04/30/05                  B2             700,000        695,187
-------------------------------------------------------------------
  Term Loan B due
    04/30/06                  B2             700,000        695,625
-------------------------------------------------------------------
                                                          8,464,206
-------------------------------------------------------------------

RESTAURANTS-1.39%

AFC Enterprises, Inc.
  Term Loan B due
    06/30/04                  Ba3          4,962,500      4,967,155
-------------------------------------------------------------------

RETAILERS-SPECIALTY-1.39%

General Nutrition Co.
  Term Loan due 03/31/02      NR           5,000,000      4,975,000
-------------------------------------------------------------------

TELEPHONE SYSTEMS-7.02%

Centennial Cellular Corp.
  Term Loan B due
    05/31/07                  NR           2,487,500      2,501,181
-------------------------------------------------------------------
  Term Loan C due
    11/30/07                  NR           2,487,500      2,501,181
-------------------------------------------------------------------
CommNet Cellular Inc.
  Term Loan B due
    09/30/06                  B1             586,527        587,260
-------------------------------------------------------------------
  Term Loan C due
    03/31/07                  B1           1,161,440      1,162,892
-------------------------------------------------------------------
  Term Loan D due
    09/30/07                  B1           3,252,033      3,256,098
-------------------------------------------------------------------
Nextel Communications
  Term Loan D due
    03/31/07                  NR           5,000,000      5,015,000
-------------------------------------------------------------------
Tritel Holding Corp.
  Term Loan B due
    03/31/08                  NR           5,000,000      5,014,585
-------------------------------------------------------------------
Western PCS Holding Corp.
  Term Loan B due
    06/26/07                  NR           5,000,000      5,012,500
-------------------------------------------------------------------
                                                         25,050,697
-------------------------------------------------------------------

TRANSPORTATION EQUIPMENT-0.28%

Johnstown America
  Industries
  Term Loan B due
    04/29/05                  B1           1,000,000      1,000,000
-------------------------------------------------------------------
    Total Senior Secured
      Floating Rate
      Interests (Cost
      $336,516,629)                                     331,676,146
-------------------------------------------------------------------

COMMERCIAL PAPER-3.19%

Safeway Inc., 6.10%,
  07/01/99 (Cost
  $11,378,072)(d)             NR          11,380,000     11,380,000
-------------------------------------------------------------------

                             MOODY'S      PRINCIPAL       MARKET
                             RATING        AMOUNT         VALUE
                           (UNAUDITED)
REPURCHASE AGREEMENT-2.63%(e)

State Street Bank & Trust
  Co., 4.70%, 07/01/99
  (Cost $9,403,000)(f)                   $ 9,403,000   $  9,403,000
-------------------------------------------------------------------
TOTAL INVESTMENTS-98.78%                                352,459,146
-------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.22%                                       4,349,053
-------------------------------------------------------------------
NET ASSETS-100%                                        $356,808,199
===================================================================

Notes to Schedule of Investments.

(a) Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London InterBank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank. Senior secured floating rate interests are, at present, not readily marketable and may be subject to restrictions on resale.
(b) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(c) Non-income producing security: Centennial Resources, Inc. filed for bankruptcy under Chapter 11 on October 13, 1998.
(d) Commercial paper bought at a discount. In such case the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Repurchase agreement entered into 6/30/99 with a maturing value of $9,404,228. Collateralized by U.S. Government obligations.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value
(cost $357,299,629)                          $352,459,146
---------------------------------------------------------
Receivables for:
  Fund shares sold                              3,143,589
---------------------------------------------------------
  Interest                                      2,563,381
---------------------------------------------------------
Prepaid organizational                            120,312
---------------------------------------------------------
Other assets                                       71,619
---------------------------------------------------------
    Total assets                              358,358,047
---------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                       901,587
---------------------------------------------------------
  Deferred facility fees                          607,552
---------------------------------------------------------
Accrued administrative services fees                8,604
---------------------------------------------------------
Accrued transfer agent fees                        20,500
---------------------------------------------------------
Accrued operating expenses                         11,605
---------------------------------------------------------
    Total liabilities                           1,549,848
---------------------------------------------------------
Net assets applicable to shares outstanding  $356,808,199
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:     36,346,276
=========================================================
  Net asset value and redemption price per
    share                                    $       9.82
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                      $12,890,372
---------------------------------------------------------
Facility fees earned                              161,452
---------------------------------------------------------
    Total investment income                    13,051,824
---------------------------------------------------------

EXPENSES:

Management fees                                 1,928,942
---------------------------------------------------------
Administrative services fees                       40,302
---------------------------------------------------------
Custodian fees                                     13,458
---------------------------------------------------------
Directors' fees                                     7,800
---------------------------------------------------------
Transfer agent fees                               107,207
---------------------------------------------------------
Other                                             277,712
---------------------------------------------------------
    Total expenses                              2,375,421
---------------------------------------------------------
Less: Expenses paid indirectly                     (3,197)
---------------------------------------------------------
     Net expenses                               2,372,224
---------------------------------------------------------
Net investment income                          10,679,600
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (471,979)
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities        (328,014)
---------------------------------------------------------
    Net gain (loss) from investment
       securities                                (799,993)
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $ 9,879,607
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                                  JUNE 30,      DECEMBER 31,
                                                                    1999            1998
                                                                ------------    ------------

OPERATIONS:

  Net investment income                                         $ 10,679,600    $ 15,638,616
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               (471,979)         10,508
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           (328,014)     (4,634,050)
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations           9,879,607      11,015,074
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income         (10,670,415)    (15,477,327)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities                                                   --        (150,555)
--------------------------------------------------------------------------------------------
Share transactions-net                                            69,525,441     130,989,233
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    68,734,633     126,376,425
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            288,073,566     161,697,141
--------------------------------------------------------------------------------------------
  End of period                                                 $356,808,199    $288,073,566
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $361,939,678    $292,414,237
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                170,474         161,289
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                      (461,470)         10,509
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    (4,840,483)     (4,512,469)
--------------------------------------------------------------------------------------------
                                                                $356,808,199    $288,073,566
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund"), is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a continuously offered non-diversified, closed-end management investment company.
  The Fund invests all of its investable assets in the Floating Rate Portfolio ("Portfolio"). The Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a non-diversified, closed-end management investment company.
  The Portfolio has investment objectives, policies, and limitations substantially identical to the Fund. Therefore, the financial statements of the Fund and the Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and the Portfolio. At June 30, 1999, all of the shares of beneficial interest of the Portfolio were owned either by the Fund or INVESCO (NY), Inc., which has a nominal ($100) investment in the Portfolio.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund and Portfolio in the preparation of the financial statements.
A. Portfolio Valuation -- The Portfolio invests primarily in senior secured corporate loans ("Corporate Loans") and senior secured debt securities ("Corporate Debt Securities") that meet credit standards established INVESCO Senior Secured Management, Inc., (the "Sub-Adviser").
       When possible, A I M Advisors, Inc. ("AIM") or the Sub-Adviser will rely on quotations provided by banks, dealers or pricing services with respect to Corporate Loans and Corporate Debt Securities. Whenever it is not possible to obtain such quotes, the Sub-Adviser, subject to guidelines reviewed by the Portfolio's Board of Trustees, values the Corporate Loans and Corporate Debt Securities at Fair Value, which approximates market value. In valuing a Corporate Loan or Corporate Debt Security, the Sub-Adviser considers, among other factors, (i) the credit worthiness of the U.S. or non-U.S. Company borrowing or issuing Corporate Debt Securities and any intermediate loan participants, (ii) the current interest rate, period until next interest rate reset and maturity of the Corporate Loan or Corporate Debt Security, (iii) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared daily and paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Intermediate Participants -- The Portfolio invests primarily in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Portfolio in a Corporate Loan may take the form of participation interests or assignments. If the Portfolio purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Portfolio would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the Corporate Loans. As such, the Portfolio is subject to the credit risk of the Borrower and a Participant. Lenders and Participants interposed between the Portfolio and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".
E. Securities Purchased on a When-Issued and Delayed Delivery Basis -- The Portfolio may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Portfolio on such interests or securities in connection with such transactions prior to the date the Portfolio actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Schedule of Investments. The Portfolio has set aside sufficient cash or liquid high grade debt securities as collateral for these purchase commitments.
F. Deferred Organizational Expenses -- Expenses incurred by the Fund or Portfolio in connection with its organization aggregated $212,350. These expenses are being amortized on a straightline basis over a five-year period.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. The Fund pays AIM fees at an annual rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM fees at an annual rate of 0.95% of the Portfolio's average daily net assets. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.50% of the average daily net assets of the Fund.
  A I M Fund Services, Inc. ("AFS") is the transfer agent of the Fund. The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AFS a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1999, AFS was paid $107,207 for such services.
  A I M Distributors, Inc. serves as the Fund's distributor. AIM Distributors did not receive any commissions from sales of the Class A shares of the Fund during the six months ended June 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1999, AIM Distributors received $407,460 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain Directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  AIM is the pricing and accounting agent for the Fund. The monthly fee for these services to AIM is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% to the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets. Effective July 1, 1999, the Company entered into a master administration services agreement with AIM, replacing the above pricing and accounting agreement. The Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1999, the Fund received reductions in custodian fees of $3,197 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $3,197 during the six months ended June 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to trustees who are not an "interested person" of AIM.

NOTE 5-BANK BORROWINGS

The Fund, along with certain other funds advised and/or administered by AIM, has lines of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the Fund's total assets.
  Effective May 28, 1999, the above lines of credit were replaced by the Fund's participation in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the six months ended June 30, 1999 the Fund did not borrow under the line of credit.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended June 30, 1999 was $159,514,511 and $92,121,888, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $    824,584
----------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                          (5,665,067)
----------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                             $ (4,840,483)
================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in the Fund's shares outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                               JUNE 30,                  DECEMBER 31,
                                 1999                        1998
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold                    8,478,817   $ 83,343,072   16,339,303   $162,694,934
----------------------------------------------------------------------------
Issued as
reinvestment of
dividends                 583,017      5,731,369      741,971      7,380,819
----------------------------------------------------------------------------
Reacquired             (1,989,819)   (19,549,000)  (3,940,550)   (39,086,520)
============================================================================
                        7,072,015   $ 69,525,441   13,140,724   $130,989,233
============================================================================

NOTE 8-UNFUNDED LOAN COMMITMENTS

As of June 30, 1999, the fund had unfunded loan commitments of $5,642,653, which would be extended at the option of the borrower, pursuant to the following loan agreements:

                                                   UNFUNDED
BORROWER                                          COMMITMENTS
--------                                          -----------
American Safety Razor Co.                         $3,850,000
-------------------------------------------------------------
KSL Recreation Group Inc.                          1,792,653
=============================================================
                                                  $5,642,653
=============================================================

NOTE 9-TENDER OFFER

The Fund's Board of Directors considers each quarter the making of Tender offers which are offers to repurchase all or a portion of its shares of Common Stock from stockholders at a price per share equal to the net asset value per share of the Fund's Common Stock determined at the close of business on the day an offer terminates. Shares of Common Stock held less than four years and which are repurchased by the Fund pursuant to Tender Offers will be subject to an early withdrawal charge of up to 3% of the lesser of the then current net asset value or the original purchase price of the Common Stock being tendered.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Capital Stock outstanding during the six months ended June 30, 1999, the year ended December 31, 1998 and the period May 1, 1997 (date operations commenced) through December 31, 1997.

                                                                             DECEMBER 31,
                                                               JUNE 30,   -------------------
                                                                 1999     1998(a)    1997(a)
                                                               --------   --------   --------
Net asset value, beginning of period                           $   9.84   $  10.02   $  10.00
------------------------------------------------------------   --------   --------   --------
Income from investment operations:
  Net investment income                                            0.32       0.68       0.46
------------------------------------------------------------   --------   --------   --------
  Net realized and unrealized gain (loss) on investments         (0.02)     (0.18)       0.02
------------------------------------------------------------   --------   --------   --------
    Net increase (decrease) from investment operations             0.30       0.50       0.48
------------------------------------------------------------   --------   --------   --------
Distributions to shareholders:
------------------------------------------------------------   --------   --------   --------
  From net investment income                                     (0.32)     (0.67)     (0.46)
------------------------------------------------------------   --------   --------   --------
  From net realized gains                                            --     (0.01)         --
------------------------------------------------------------   --------   --------   --------
    Total distributions                                          (0.32)     (0.68)     (0.46)
------------------------------------------------------------   --------   --------   --------
Net asset value, end of period                                 $   9.82   $   9.84   $  10.02
============================================================   ========   ========   ========
Total return(b)                                                    3.14%      5.25%      5.04%
============================================================   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $356,808   $288,074   $161,697
============================================================   ========   ========   ========
Ratio of net investment income to average net assets:
  With fee waivers                                                 6.64%      6.88%      7.26%
============================================================   ========   ========   ========
  Without fee waivers                                              6.64%      6.75%      6.24%
============================================================   ========   ========   ========
Ratio of expenses to average net assets excluding interest
  expense:
  With fee waivers                                                 1.48%      1.50%      1.50%
============================================================   ========   ========   ========
  Without fee waivers                                              1.48%      1.63%      2.52%
============================================================   ========   ========   ========
Ratio of interest expense to average net assets (Note 5)             --       0.01%      0.15%
============================================================   ========   ========   ========
Portfolio turnover rate                                              29%        75%       118%
============================================================   ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $324,154,620.
(d) Annualized.

BOARD OF DIRECTORS                                 OFFICERS                                 OFFICE OF THE FUND
C. Derek Anderson                                  Robert H. Graham                         11 Greenway Plaza
President, Plantagenet Capital                     Chairman and President                   Suite 100
Management, LLC (an investment                                                              Houston, TX 77046
partnership); Chief Executive Officer,             Dana R. Sutton
Plantagenet Holdings, Ltd.                         Vice President and Treasurer             INVESTMENT MANAGER
(an investment banking firm)
                                                   Samuel D. Sirko                          A I M Advisors, Inc.
Frank S. Bayley                                    Vice President and Secretary             11 Greenway Plaza
Partner, law firm of                                                                        Suite 100
Baker & McKenzie                                   Melville B. Cox                          Houston, TX 77046
                                                   Vice President
Robert H. Graham                                                                            SUB-ADVISOR
President and Chief Executive Officer,             Gary T. Crum
A I M Management Group Inc.                        Vice President                           INVESCO Senior Secured Management, Inc.
                                                                                            1166 Avenue of the Americas
Arthur C. Patterson                                Carol F. Relihan                         New York, NY 11036
Managing Partner, Accel Partners                   Vice President
(a venture capital firm)                                                                    SUB-SUB-ADVISOR
                                                   Mary J. Benson
Ruth H. Quigley                                    Assistant Vice President and             INVESCO (NY), Inc.
Private Investor                                   Assistant Treasurer                      1166 Avenue of the Americas
                                                                                            New York, NY 10036
                                                   Sheri Morris
                                                   Assistant Vice President and             TRANSFER AGENT
                                                   Assistant Treasurer
                                                                                            A I M Fund Services, Inc.
                                                   Nancy L. Martin                          P.O. Box 4739
                                                   Assistant Secretary                      Houston, TX 77210-4739

                                                   Ofelia M. Mayo                           CUSTODIAN
                                                   Assistant Secretary
                                                                                            State Street Bank and Trust Company
                                                   Kathleen J. Pflueger                     225 Franklin Street
                                                   Assistant Secretary                      Boston, MA 02110

                                                                                            COUNSEL TO THE FUND

                                                                                            Kirkpatrick & Lockhart LLP
                                                                                            1800 Massachusetts Avenue, N.W.
                                                                                            Washington, D.C. 20036-1800

                                                                                            COUNSEL TO THE DIRECTORS

                                                                                            Paul, Hastings, Janofsky & Walker LLP
                                                                                            Twenty Third Floor
                                                                                            555 South Flower Street
                                                                                            Los Angeles, CA 90071

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--


GROWTH FUNDS                                MONEY MARKET FUNDS                                   A I M Management Group Inc. has
AIM Aggressive Growth Fund(1)               AIM Money Market Fund                                provided leadership in the
AIM Blue Chip Fund                          AIM Tax-Exempt Cash Fund                             mutual-fund industry since 1976 and
AIM Capital Development Fund                                                                     managed approximately $121 billion
AIM Constellation Fund                      INTERNATIONAL GROWTH FUNDS                           in assets for more than 6.3 million
AIM Dent Demographic Trends Fund            AIM Advisor International Value Fund                 shareholders, including individual
AIM Large Cap Growth Fund                   AIM Asian Growth Fund                                investors, corporate clients and
AIM Mid Cap Equity Fund(A)                  AIM Developing Markets Fund                          financial institutions, as of June
AIM Select Growth Fund                      AIM Europe Growth Fund                               30, 1999.
AIM Small Cap Growth Fund(B)                AIM European Development Fund                             The AIM Family of
AIM Small Cap Opportunities Fund            AIM International Equity Fund                        Funds--Registered Trademark-- is
AIM Value Fund                              AIM Japan Growth Fund                                distributed nationwide, and AIM
AIM Weingarten Fund                         AIM Latin American Growth Fund                       today is the 10th-largest
                                            AIM New Pacific Growth Fund                          mutual-fund complex in the United
GROWTH & INCOME FUNDS                                                                            States in assets under management,
AIM Advisor Flex Fund                       GLOBAL GROWTH FUNDS                                  according to Strategic Insight, an
AIM Advisor Large Cap Value Fund            AIM Global Aggressive Growth Fund                    independent mutual-fund monitor.
AIM Advisor Real Estate Fund                AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(C)                     GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                            AIM Global Growth & Income Fund
                                            AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund                      GLOBAL INCOME FUNDS
AIM High Yield Fund                         AIM Emerging Markets Debt Fund(D)
AIM High Yield Fund II                      AIM Global Government Income Fund
AIM Income Fund                             AIM Global Income Fund
AIM Intermediate Government Fund            AIM Strategic Income Fund
AIM Limited Maturity Treasury Fund
                                            THEME FUNDS
TAX-FREE INCOME FUNDS                       AIM Global Consumer Products and Services Fund
AIM High Income Municipal Fund              AIM Global Financial Services Fund
AIM Municipal Bond Fund                     AIM Global Health Care Fund
AIM Tax-Exempt Bond Fund of Connecticut     AIM Global Infrastructure Fund
AIM Tax-Free Intermediate Fund              AIM Global Resources Fund
                                            AIM Global Telecommunications and Technology Fund(E)
                                            AIM Global Trends Fund(F)

(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

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